PROPERTY, PLANT AND EQUIPMENT - Narratives (Details) - USD ($) $ in Billions	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2021
Disclosure of detailed information about investment property
Properties. fair value	$ 5.7	$ 2.5
Hospitality Investors Trust
Disclosure of detailed information about investment property
Percentage of voting equity interests acquired			100.00%